Investments in associates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
BNP Paribas Cardif Life Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2019
Ownership at beginning of period	14.99%
Ownership at end of period	14.99%	14.99%
Daewontos Co., Ltd.
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	36.33%
Ownership at end of period	0.00%	36.33%
Neoplux Technology Valuation Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2019
Ownership at beginning of period	33.33%
Ownership at end of period	33.33%	33.33%
Partners 4th Growth Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2019
Ownership at beginning of period	25.00%
Ownership at end of period	25.00%	25.00%
Songrim Partners
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	35.34%
Ownership at end of period	35.34%	35.34%
KTB Newlake Global Healthcare PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2019
Ownership at beginning of period	30.00%
Ownership at end of period	30.00%	30.00%
JAEYANG INDUSTRY
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2019
Ownership at beginning of period	25.90%
Ownership at end of period	0.00%	25.90%
DAEKWANG SEMICONDUCTOR CO., LTD.
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2019
Ownership at beginning of period	20.94%
Ownership at end of period	20.94%	20.94%
Shinhan-Neoplux Energy Newbiz Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2019
Ownership at beginning of period	23.33%
Ownership at end of period	23.33%	23.33%
Shinhan-Albatross Tech Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	50.00%
Ownership at end of period	50.00%	50.00%
KCLAVIS Meister Fund No.17
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	26.09%
Ownership at end of period	26.09%	26.09%
Plutus-SG Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	26.67%
Ownership at end of period	26.67%	26.67%
SG ARGES Private Equity Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	24.06%
Ownership at end of period	0.00%	24.06%
Eum Private Equity Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	20.76%
Ownership at end of period	20.76%	20.76%
KTB Confidence Private Placement
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	30.29%
Ownership at end of period	31.43%	30.29%
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	23.89%
Ownership at end of period	23.89%	23.89%
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	20.16%
Ownership at end of period	20.16%	20.16%
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	20.00%
Ownership at end of period	20.00%	20.00%
Platform Partners brick save Private Investment trust
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	98.77%
Ownership at end of period	0.00%	98.77%
Shinhan-Midas Donga Secondary Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	50.00%
Ownership at end of period	50.00%	50.00%
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	24.00%
Ownership at end of period	24.00%	24.00%
Synergy-Shinhan Mezzanine New Technology Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	47.62%
Ownership at end of period	47.62%	47.62%
Shinhan Praxis K-Growth Global Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	18.87%
Ownership at end of period	18.87%	18.87%
Credian Healthcare Private Equity Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	34.07%
Ownership at end of period	34.07%	34.07%
Kiwoom Milestone Professional Private Real Estate Trust 19
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	50.00%
Ownership at end of period	50.00%	50.00%
AIP EUROGREEN Private Real Estate Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	21.28%
Ownership at end of period	21.28%	21.28%
Brain Professional Private Trust No.4
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	27.50%
Ownership at end of period	0.00%	27.50%
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	44.84%
Ownership at end of period	44.84%	44.84%
Brain KS Qualified Privately Placed Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	50.00%
Ownership at end of period	0.00%	50.00%
Shinhan Global Healthcare Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	4.41%
Ownership at end of period	4.41%	4.41%
JB Power TL Investment Type Private Placement Special Asset Fund 7
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	33.33%
Ownership at end of period	33.33%	33.33%
IBK AONE convertible 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	47.25%
Ownership at end of period	47.25%	47.25%
Rico synergy collabo Multi-Mezzanine 3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	50.03%
Ownership at end of period	50.03%	50.03%
KB NA Hickory Private Special Asset Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	37.50%
Ownership at end of period	37.50%	37.50%
GB Professional Private Investment Trust 6
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	94.51%
Ownership at end of period	0.00%	94.51%
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	44.02%
Ownership at end of period	44.02%	44.02%
SHBNPP Private Korea Equity Long-Short Professional Feeder
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	21.52%
Ownership at end of period	0.00%	21.52%
Shinhan-Stonebridge Petro PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	1.82%
Ownership at end of period	1.82%	1.82%
BNP Paribas Cardif General Insurance
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2019
Ownership at beginning of period	10.00%
Ownership at end of period	10.00%	10.00%
Axis Global Growth New Technology Investment Association
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	31.85%
Ownership at end of period	31.85%	31.85%
Polaris No7 Start up and Venture Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	28.57%
Ownership at end of period	28.57%	28.57%
Hermes Private Investment Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	29.17%
Ownership at end of period	29.17%	29.17%
SHC ULMUS Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	29.41%
Ownership at end of period	29.41%	29.41%
Shinhan-Nvestor Liquidity Solution Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	24.92%
Ownership at end of period	24.92%	24.92%
Shinhan AIM FoF Fund 1a
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	24.91%
Ownership at end of period	25.00%	24.91%
Daishin Heim Qualified Investor Private Investment Trust No.1808
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	34.48%
Ownership at end of period	0.00%	34.48%
Heungkuk High Class Professional Trust Private Fund 37
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	50.00%
Ownership at end of period	0.00%	50.00%
IGIS Global Credit Fund 150-1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	25.11%
Ownership at end of period	25.00%	25.11%
GX SHINHAN INTERVEST 1st Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	25.27%
Ownership at end of period	25.27%	25.27%
Soo Commerce Platform Growth Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	24.62%
Ownership at end of period	24.62%	24.62%
Partner One Value up I Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	27.91%
Ownership at end of period	27.91%	27.91%
Genesis No.1 Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	22.80%
Ownership at end of period	22.80%	22.80%
GMB ICT New Technology Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	26.75%
Ownership at end of period	26.75%	26.75%
Korea Omega Project Fund III
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	23.53%
Ownership at end of period	23.53%	23.53%
Soo Delivery Platform Growth Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	30.00%
Ownership at end of period	30.00%	30.00%
Genesis North America Power Company No.1 PEF
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	39.92%
Ownership at end of period	39.92%	39.92%
Hyungje art printing
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	31.54%
Ownership at end of period	31.54%	31.54%
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	23.33%
Ownership at end of period	23.33%	23.33%
Shinhan-Rhinos 1 Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	22.48%	0.00%
Pacific Private Investment Trust No.20
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	21.74%	0.00%
Susung Mezzanine project P1 Private Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	41.18%	0.00%
Korea Finance Security
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	14.91%	0.00%
MIEL CO.,LTD
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	28.77%	0.00%
AIP Transportation Specialized Privately Placed Fund Trust #1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	35.73%	0.00%
Lime Neptune Professional Private 6
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	50.00%	0.00%
PCC S/W 2nd Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	29.56%	0.00%
E&Healthcare Investment Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	20.37%	0.00%
One Shinhan Global Fund 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	19.98%	0.00%
Kiwoom-Shinhan Innovation Fund I
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	50.00%	0.00%
Daishin-K&T New Technology Investment Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	31.25%	0.00%
Midas Asset Global CRE Debt Private Fund No.6
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	20.05%	0.00%
Richmond Private Investment Trust No.82
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	60.00%	0.00%
Tiger Alternative Real Estate Professional Private5
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	48.71%	0.00%
Samchully Midstream Private Placement Special Asset Fund 5-4
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	42.92%	0.00%
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	20.00%	0.00%
AUCTUS FITRIN Corporate Recovery Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	21.43%	0.00%
NH-Amundi Global Infrastructure Trust 14
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	30.00%	0.00%
Pacific Private Real Estate Fund Investment Trust No.30
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	37.50%	0.00%
Jarvis Memorial Private Investment Trust 1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	99.01%	0.00%
Mastern Private Investment Trust 68
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	53.76%	0.00%
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	60.00%	0.00%
Milestone Private Real Estate Fund 3 (Derivative Type)
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	32.06%	0.00%
IGIS Private Real Estate Investment Trust 286 (2 class)
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	41.56%	0.00%
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	31.31%	0.00%
Lime Pricing Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	25.85%	0.00%
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	21.27%	0.00%
DS Solid.II Hedge Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	27.41%	0.00%
Hana Semiconductor New Technology Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	24.30%	0.00%
J&Magnet Startup Venture Specialized Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 30, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	24.39%	0.00%
Cape IT Fund No.3
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	32.89%	0.00%
Vogo Realty Partners Private Real Estate Fund V
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	21.64%	0.00%
IL GU FARM CO.,LTD
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	28.47%	0.00%
Korea Credit Bureau
Investments in associates [Line Items]
Country	Korea
Reporting date	Sep. 03, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	9.00%	0.00%
SBC PFV Co., Ltd
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	25.00%	0.00%
Sprott Global Renewable Private Equity Fund II
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	23.10%	0.00%
NH-amundi global infra private fund 16
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	50.00%	0.00%
IMM Global Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	31.85%	0.00%
HANA Alternative Estate Professional Private122
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	75.19%	0.00%
Hanwha-Incus Plus New Technology Fund No.1
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	42.64%	0.00%
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	45.96%	0.00%
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	57.50%	0.00%
PSA EMP Private Equity Fund
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	28.99%	0.00%
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	52.28%	0.00%
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	25.70%	0.00%
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	25.42%	0.00%
BRAIN DO PROFESSIONALE PRIVATE No. 27
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	29.13%	0.00%
VISION US Muni US Local Debt Opportunities Professional Private1(S)
Investments in associates [Line Items]
Country	Korea
Reporting date	Dec. 31, 2019
Ownership at beginning of period	0.00%
Ownership at end of period	25.00%	0.00%